SHARE BASED COMPENSATION (Tables)	3 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
Schedule of number outstanding share options and weighted average exercise prices

The Company’s option activity for the three months ended December 31, 2025, and the year ended September 30, 2025, is as follows:

						Black-Scholes Assumptions
	Options	Exercise	Expiry	Fair	Fair Value	Share Price		Risk-Free	Expected	Vesting
Grant Date	Granted	Price	Date	Value	per Option	at Grant	Volatility	Rate	Life (yrs)	Schedule
15-Oct-25	100,351	$5.09	15-Oct-30	$416,876	$4.15	$4.85	129.1%	2.42%	5	1
28-Aug-25	37,500	$11.13	28-Aug-30	$359,000	$9.57	$11.13	128.4%	2.69%	5	2
24-Jul-25	130,000	$8.48	24-Jul-30	$947,000	$7.28	$8.48	128.3%	2.83%	5	3
23-Jul-25	62,500	$12.00	23-Jul-30	$642,000	$10.27	$12.00	127.4%	2.82%	5	3
3-Jun-25	31,250	$22.00	3-Jun-30	$610,000	$19.52	$23.44	118.5%	2.86%	5	3
24-Apr-25	28,125	$18.00	24-Apr-30	$777,000	$14.63	$17.84	116.4%	2.79%	5	4
24-Apr-25	53,125	$18.00	24-Apr-30	$777,000	$14.63	$17.84	116.4%	2.79%	5	5
17-Mar-25	6,250	$18.80	17-Mar-30	$101,916	$16.31	$18.80	131.4%	2.69%	5	6
17-Mar-25	500,000	$19.04	17-Mar-30	$971,331	$1.94	$18.80	124.9%	2.69%	5	3
28-Feb-25	37,500	$21.68	28-Feb-30	$708,537	$18.89	$21.68	132.9%	2.60%	5	6
30-Jan-25	50,000	$39.28	30-Jan-30	$1,719,366	$34.39	$39.28	134.2%	2.79%	5	7
27-Nov-24	9,375	$11.12	27-Nov-29	$78,589	$8.38	$11.12	99.4%	3.13%	5	7
29-Oct-24	34,937	$16.16	29-Oct-29	$425,291	$12.17	$16.16	99.4%	3.04%	5	7

The continuity of outstanding stock options at December 31, 2025 and September 30, 2025:

	December 31,	Weighted average	September 30,	Weighted average
	2025	exercise price	2025	exercise price
Beginning balance	643,626	$13.71	1,827,165	$1.21
Granted	100,351	$5.09	514,937	$16.83
Exercised	—	—	(1,698,476)	$0.88
Ending balance - outstanding	743,977	$9.40	643,626	$13.71

The detail of outstanding options at December 31, 2025 and September 30, 2025:

	December 31,		Exercise	September 30,		Exercise
Expiry Date	2025	Exercisable	Price	2025	Exercisable	Price
November 21, 2027	3,689	3,689	$0.80	3,689	3,689	$0.80
August 7, 2029	125,000	125,000	$1.24	125,000	125,000	$1.24
October 29, 2029	34,937	34,937	$16.16	34,937	34,937	$16.16
November 27, 2029	9,375	9,375	$11.12	9,375	9,375	$11.12
January 30, 2030	50,000	50,000	$39.28	50,000	50,000	$39.28
February 28, 2030	37,500	31,250	$21.68	37,500	21,875	$21.68
March 17, 2030	62,500	15,625	$19.04	62,500	10,417	$19.04
March 17, 2030	6,250	4,167	$18.80	6,250	3,125	$18.80
April 24, 2030	28,125	15,625	$18.00	28,125	3,906	$18.00
April 24, 2030	25,000	5,556	$18.00	25,000	3,472	$18.00
June 3, 2030	31,250	5,208	$22.00	31,250	2,604	$22.00
July 24, 2030	62,500	8,680	$12.00	62,500	3,472	$12.00
July 25, 2030	130,000	18,055	$8.48	130,000	7,222	$8.48
August 28, 2030	37,500	—	$11.13	37,500	—	$11.13
October 15, 2030	100,351	10,453	$5.09	—	—	—
Ending balance - outstanding	743,977	327,167	$9.40	643,626	279,095	$13.71

Schedule of outstanding RSUs

Balance at September 30, 2024	$—
RSUs granted	138,958
Exercised	(123,841)
Balance, September 30, 2025	$15,117
RSUs granted	166,608
Exercised	—
Balance, December 31, 2025	$181,725